BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Schedule of borrowings
Borrowings are composed of the following for the years ended:

		December 31, 2020		December 31, 2019
	Maturity	Weighted average effective interest rate	$	Weighted average effective interest rate	$
Senior Unsecured Notes (a)	October 2026	7.00%	246,236	7.00%	245,681
2018 Credit Facility (b)	June 2023	3.07%	185,162	4.04%	185,438
2018 Powerband Credit Facility (c)	August 2021	9.31%	629	8.90%	17,294
2018 Capstone Credit Facility (d)	Various until June 2023	6.47%	10,505	7.84%	10,434
Partially forgivable government loans (e)	Various until June 2026	1.25%	5,265	1.25%	4,431
Lease liabilities (f)	Various until December 2034	6.12%	42,122	6.97%	44,756
Term and other loans (g)	Various until February 2024	0.82%	45	0.75%	776
Total borrowings			489,964		508,810
Less: borrowings and lease liabilities, current			26,219		26,319
Total borrowings and lease liabilities, non-current			463,745		482,491

Schedule of changes in Company's liabilities arising from financing activities
The changes in the Company’s liabilities arising from financing activities can be classified as follows:

	Borrowings, non-current (excluding lease liabilities)	Borrowings, current (excluding lease liabilities)	Lease liabilities	Total
	$	$	$	$
Balance as of December 31, 2018	481,325	12,948	5,712	499,985
Cash flows:
Proceeds	104,169	86,504	—	190,673
Repayments	(136,403)	(83,290)	(6,209)	(225,902)
Debt issuance costs	(70)	—	—	(70)
Non-cash:
Operating lease liabilities recognized under IFRS 16 as of January 1, 2019	—	—	31,484	31,484
Lease additions	—	—	13,748	13,748
Lease disposals	—	—	(213)	(213)
Amounts forgiven under forgivable government loans (1)	(2,424)	—	—	(2,424)
Amortization of debt issuance costs	1,194	—	—	1,194
Foreign exchange and other	197	(96)	234	335
Reclassification	(4,169)	4,169	—	—
Balance as of December 31, 2019	443,819	20,235	44,756	508,810

	Borrowings, non-current (excluding lease liabilities)	Borrowings, current (excluding lease liabilities)	Lease liabilities	Total
	$	$	$	$
Balance as of December 31, 2019	443,819	20,235	44,756	508,810
Cash flows:
Proceeds	234,972	67,059	—	302,031
Repayments	(248,903)	(70,397)	(6,581)	(325,881)
Non-cash:
Lease additions	—	—	4,064	4,064
Lease disposals	—	—	(203)	(203)
Other non-cash additions	57	—	—	57
Amortization of debt issuance costs	1,210	—	—	1,210
Foreign exchange and other	(80)	(130)	86	(124)
Reclassification	(2,364)	2,364	—	—
Balance as of December 31, 2020	428,711	19,131	42,122	489,964

(1)Refer to partially forgivable government loans discussed above.